Goodwill	6 Months Ended
Jun. 30, 2022
Goodwill [Abstract]
Goodwill	Goodwill

$
Balance – December 31, 2021	5,301
Additions	1,071
Effects of foreign exchange	(498)
Balance – June 30, 2022	5,874

On January 21, 2022, the Company acquired all of the issued and outstanding shares of Skillslive for total consideration, including a working capital adjustment, of $1,071. The acquisition of Skillslive will contribute to the expansion of the Company’s footprint in Australia and accelerate time-to-market by immediately adding specialized talent and infrastructure in the Asia-Pacific (“APAC”) region.
The acquisition has been accounted for as a business combination in accordance with IFRS 3, Business Combinations, using the acquisition method whereby the net assets acquired and the liabilities assumed are recorded at fair value. No identifiable intangible assets were acquired in connection with the acquisition of Skillslive. Goodwill arising on the acquisition reflects the benefits attributable to synergies and the estimated fair value of an assembled workforce. These benefits were not recognized separately from goodwill because they did not meet the recognition criteria for identifiable intangible assets. This goodwill is not deductible for income taxes.